STATEMENTS OF CONSOLIDATED SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Total	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Common Stock [Member]	Retained Earnings [Member]	Retained Earnings [Member] Series A Preferred Stock [Member]	Retained Earnings [Member] Series B Preferred Stock [Member]	AOCI Attributable to Parent [Member]	CenterPoint Energy Houston Electric, LLC	CenterPoint Energy Houston Electric, LLC Common Stock [Member]	CenterPoint Energy Houston Electric, LLC Additional Paid-in Capital [Member]	CenterPoint Energy Houston Electric, LLC Retained Earnings [Member]	CenterPoint Energy Houston Electric, LLC AOCI Attributable to Parent [Member]	CenterPoint Energy Resources Corp.	CenterPoint Energy Resources Corp. Common Stock [Member]	CenterPoint Energy Resources Corp. Additional Paid-in Capital [Member]	CenterPoint Energy Resources Corp. Retained Earnings [Member]	CenterPoint Energy Resources Corp. AOCI Attributable to Parent [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuances of stock					0	0	0
Balance, end of year at Dec. 31, 2017				0
Balance, beginning of year at Dec. 31, 2016							431,000,000								1,000					1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuances related to benefit and investment plans							0
Balance, end of year at Dec. 31, 2017							431,000,000								1,000					1,000
Balance, beginning of year at Dec. 31, 2016				$ 0			$ 4	$ 4,195		$ (668)			$ (71)		$ 0	$ 1,696	$ 420	$ 1		$ 0	$ 2,489	$ 430	$ 3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuances related to benefit and investment plans							0	14
Issuances of stock					$ 0	$ 0	0		$ 0
Contribution From Parent																0					38
Capital distribution associated with the Internal Spin	$ 0													$ 0					$ 0		0
Other																					1
Net income	1,792									1,792				433			433		745			745
Common Stock dividends declared ($0.8625, $1.1200 and $1.3475 per share, respectively)										(581)
Preferred stock dividends declared											$ 0	$ 0
Dividend to parent																	(180)					(601)
Other comprehensive income (loss)													3					(1)					3
Balance, end of year at Dec. 31, 2017	$ 4,688			$ 0			$ 4	4,209		543			(68)	2,369	$ 0	1,696	673	0	3,108	$ 0	2,528	574	6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adoption of ASU 2018-02 | Adjustments for New Accounting Principle, Early Adoption [Member]										0			0									0	0
Issuances of stock					1,000,000	1,000,000	70,000,000
Balance, end of year at Dec. 31, 2018		800,000	977,500	2,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuances related to benefit and investment plans							0
Balance, end of year at Dec. 31, 2018	501,197,784						501,000,000								1,000					1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuances related to benefit and investment plans							$ 0	19
Issuances of stock					$ 790	$ 950	1		1,844
Contribution From Parent																200					960
Capital distribution associated with the Internal Spin	$ 0													0					(1,473)		1,473
Other																					0
Net income	368									368				336			336		208			208
Common Stock dividends declared ($0.8625, $1.1200 and $1.3475 per share, respectively)										(523)
Preferred stock dividends declared		$ (26)	$ (28)								(26)	(28)
Dividend to parent																	(209)					(360)
Other comprehensive income (loss)													(25)					(14)					0
Balance, end of year at Dec. 31, 2018	$ 8,058			$ 1,740			$ 5	6,072		349			(108)	2,682	$ 0	1,896	800	(14)	2,443	$ 0	2,015	423	5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adoption of ASU 2018-02 | Adjustments for New Accounting Principle, Early Adoption [Member]										15			(15)									1	(1)
Issuances of stock					0	0	0
Balance, end of year at Dec. 31, 2019		800,000	977,500	2,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuances related to benefit and investment plans							1,000,000
Balance, end of year at Dec. 31, 2019	502,242,061						502,000,000								1,000					1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuances related to benefit and investment plans							$ 0	8
Issuances of stock					$ 0	$ 0	0		$ 0
Contribution From Parent																590					129
Capital distribution associated with the Internal Spin	$ 0													0					(28)		28
Other																					0
Net income	791									791				356			356		212			212
Common Stock dividends declared ($0.8625, $1.1200 and $1.3475 per share, respectively)										(433)
Preferred stock dividends declared		$ (24)	$ (51)								$ (24)	$ (51)
Dividend to parent																	(376)					(120)
Other comprehensive income (loss)													10					(1)					5
Balance, end of year at Dec. 31, 2019	$ 8,359			$ 1,740			$ 5	$ 6,080		632			(98)	$ 3,251	$ 0	$ 2,486	$ 780	$ (15)	$ 2,641	$ 0	$ 2,116	515	10
Balance, end of year (Adjustments for New Accounting Principle, Early Adoption [Member]) at Dec. 31, 2019																							2,641
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adoption of ASU 2018-02 | Adjustments for New Accounting Principle, Early Adoption [Member]										$ 0			$ 0									$ 0	$ 0